Prepaid expenses and other assets (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Summary of prepaid expenses and other current assets

The Company had the following prepaid expenses at the end of each reporting period:

	March 31,	December 31,
	2025	2024
	$	$
Prepaid insurance	1,422	1,700
Prepaid research and development	535	516
Other	325	210
	2,282	2,426